Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net loss	$ (6,721,458)	$ (6,373,822)	$ (8,162,133)	$ (7,675,550)
Items not requiring cash:
Amortization and depreciation	156,912	160,087	212,839	219,600
Share-based compensation	84,240	92,577	119,307	137,714
Amortization of right-of-use assets	291,245	243,555	321,885	384,918
Unrealized foreign exchange loss	27,730	44,876	75,928	12,262
Interest income received on short-term investments			(34)	(1,250)
Inventory write-down			0	305,812
Credit losses			2,424	0
Changes in operating assets and liabilities:
Inventories			283,151	66,220
Prepaids and other currents assets	(294,825)	(61,581)	173,980	20,284
Other non-current assets	(4,368)	0	0	4,908
Accounts receivable			(114,690)	(92,439)
Accounts payable and accrued liabilities	(218,577)	(349,399)	(249,728)	45,282
Deferred rent			0	(16,171)
Lease obligations	(327,395)	(315,221)	(429,880)	(397,422)
Operating cash flow used by discontinued operations	1,327,501	570,483
Total cash used in operating activities	(5,678,995)	(5,988,445)	(7,766,951)	(6,985,832)
Investing Activities
Purchase of property and equipment			0	(9,293)
Sale of short-term investments	41,667	40,039	42,270	42,082
Purchase of short-term investments	(41,667)	(40,039)	(42,270)	(42,082)
Total cash used in investing activities	0	0	0	(9,293)
Financing Activities
Proceeds from the exercise of pre-funded warrants			0	175
Proceeds from the private placement	231,675	4,361,220	8,130,299	5,216,194
Proceeds from the sale of pre-funded warrants			5,024,891	0
Share issuance costs	(137,178)	(264,559)	(883,978)	(562,151)
Total cash provided by financing activities	94,497	4,096,661	12,271,212	4,654,218
Increase (Decrease) in cash and cash equivalents during the period	(5,584,498)	(1,891,784)	4,504,261	(2,340,907)
Cash and cash equivalents beginning of the period	11,075,871	6,571,610	6,571,610	8,912,517
Cash and cash equivalents end of the period	5,158,932	4,679,826	11,075,871	6,571,610
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes	0	0	0	7,100
Interest	0	0	0	0
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred investment options to its placement agent			281,810	325,699
Fair value of warrant modification recorded as equity issuance costs			116,482	3,508,749
Recognition of Right-of-use asset and corresponding operating lease	$ 0	$ 187,223	$ 187,223	$ 968,376